Provisions for pensions and similar obligations (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Experience Plan	R$ (739,281)	R$ (2,640,120)	R$ (807,895)
Changes in Financial Assumptions	2,087,825	4,632,632	85,634
Changes in Financial Demographic	(174)
Gain (Loss) Actuarial - Obligation	1,348,370	1,992,512	(722,261)
Return on Investment, Return Unlike Implied Discount Rate	(962,916)	(791,317)	2,994,598
Gain (Loss) Actuarial - Asset	(962,916)	(791,317)	2,994,598
Changes in Surplus / Deficit Uncollectible	R$ (82,891)	R$ (630,255)	R$ (1,318,382)